Summary of Significant Accounting Policies - Fair Value of Financial Instruments (Details) - Money Market - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash equivalents—money market	$ 827,118	$ 73,005
Restricted cash equivalents—money market	4,100	4,144
Level 1
Assets
Cash equivalents—money market	827,118	73,005
Restricted cash equivalents—money market	4,100	4,144
Level 2
Assets
Cash equivalents—money market	0	0
Restricted cash equivalents—money market	0	0
Level 3
Assets
Cash equivalents—money market	0	0
Restricted cash equivalents—money market	$ 0	$ 0